The Ambassador Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 83.7%
	EUROPE — 5.4%
	EARTHQUAKE — 0.5%
	Azzurro Re II DAC
3,750,000	8.524% (3-Month Euribor + 625.00 basis points), 4/20/2028[2,3]	$4,375,288
	MULTI-PERIL — 1.6%
	Hexagon IV Re Ltd.
4,500,000	5.640% 3-Month Euribor, 1/21/2028	5,164,726
4,500,000	4.960% 3-Month Euribor, 1/22/2030	5,211,946
	Lion RE DAC
2,500,000	5.500% (3-Month Euribor + 536.80 basis points), 6/15/2029[2,3,4]	2,910,517
	Orange Capital Re DAC
1,250,000	8.026% (3-Month Euribor + 600.00 basis points), 1/17/2029[2,3]	1,490,717
		14,777,906
	WINDSTORM — 3.3%
	Blue Sky Re DAC
5,000,000	8.011% (3-Month Euribor + 616.40 basis points), 1/26/2027[2,3,4]	5,875,231
	Eiffel Re Ltd.
7,500,000	5.604% (3-Month Euribor + 358.00 basis points), 1/19/2027[2,3]	8,703,875
	Quercus Re DAC
1,000,000	10.020% (3-Month Euribor + 776.00 basis points), 7/8/2027[2,3]	1,159,594
	Recoletos Re DAC
4,500,000	3.500% 3-Month U.S. Treasury Bill, 12/8/2028	5,253,460
	Taranis Reinsurance DAC
2,850,000	8.643% (3-Month Euribor + 616.00 basis points), 1/21/2028[2,3,4]	3,296,627
1,000,000	11.473% (3-Month Euribor + 899.00 basis points), 1/21/2028[2,3,4]	1,206,757
	Windmill III Re DAC
1,000,000	7.210% (3-Month Euribor + 521.00 basis points), 7/5/2028[2,3]	1,179,428
3,500,000	3.750% 3-Month Euribor, 7/5/2030	4,027,502
		30,702,474
	TOTAL EUROPE
	(Cost $49,218,135)	49,855,668
	GLOBAL — 26.4%
	EARTHQUAKE — 0.6%
	Matterhorn Re Ltd.
1,750,000	2.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 250.00 basis points), 9/22/2028[2,3,4]	1,750,700
	Turris RE Ltd.
4,000,000	2.400% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 240.00 basis points), 1/8/2029[2,3,4]	3,996,400
		5,747,100
	MULTI-PERIL — 25.8%
	3264 Re Ltd.
2,500,000	21.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 2,125.00 basis points), 2/7/2028[2,3,4]	2,518,750

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	0.000% 3-Month U.S. Treasury Bill, 7/21/2028[3,4]	$774,500
6,000,000	6.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 600.00 basis points), 1/8/2029[2,3,4]	6,049,200
3,000,000	6.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 650.00 basis points), 1/8/2029[2,3,4]	2,978,100
8,000,000	4.250% (3-Month U.S. Treasury Bill + 425.00 basis points), 7/20/2029[2,3,4]	7,996,000
	Ashera Re
3,000,000	5.190% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 519.00 basis points), 4/7/2027[2,3,4]	3,011,700
	Atlas Capital DAC
250,000	12.220% (SOFR + 1,222.00 basis points), 6/8/2027[2,3]	267,525
10,000,000	7.250% (SOFR + 725.00 basis points), 6/7/2028[2,3,4]	10,182,000
2,750,000	6.000% (SOFR + 600.00 basis points), 6/7/2029[2,3,4]	2,757,150
	Bridge Street Re Ltd.
12,000,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 1/7/2028[2,3,4]	12,050,400
5,000,000	7.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 775.00 basis points), 1/8/2029[2,3,4]	5,081,500
	Fuchsia 2024-1 - London Bridge 2 PCC Ltd.
2,000,000	5.140% (Western Asset Institutional US Treasury Reserves Fund Yield + 514.00 basis points), 4/6/2028[2,3,4]	2,023,600
	Fuchsia 2025-1 - London Bridge 2 PCC Ltd.
3,500,000	3.250% (Western Asset Institutional US Treasury Reserves Ltd. Fund Yield + 325.00 basis points), 4/6/2029[2,3,4]	3,462,200
	Galileo Re Ltd.
500,000	7.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 700.00 basis points), 1/7/2028[2,3,4]	514,150
3,750,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 1/8/2030[2,3,4]	3,746,625
1,500,000	5.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 500.00 basis points), 1/8/2030[2,3,4]	1,464,450
	Hypatia Ltd.
2,000,000	9.204% (Dreyfus Treasury Securities Cash Management Fund Yield + 920.40 basis points), 7/5/2028[2,3,4]	2,067,800
8,500,000	5.000% (Dreyfus Treasury Securities Cash Management Fund Yield + 500.00 basis points), 5/14/2029[2,3,4]	8,510,200
	Kendall Re Ltd.
10,750,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 4/30/2027[2,3]	10,941,350
250,000	7.738% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 773.80 basis points), 4/30/2027[2,3]	252,825
	Kilimanjaro II Re Ltd.
250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 6/30/2028[2,3,4]	259,175
2,000,000	7.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 725.00 basis points), 6/30/2028[2,3,4]	2,083,200

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
4,000,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 375.00 basis points), 7/9/2029[2,3,4]	$4,068,000
4,750,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/9/2029[2,3,4]	4,816,500
11,000,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 375.00 basis points), 7/8/2030[2,3,4]	11,301,400
7,000,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/8/2030[2,3,4]	7,144,900
	Kilimanjaro III Re Ltd.
3,500,000	11.750% (3-Month U.S. Treasury Bill + 1,175.00 basis points), 7/9/2029[2,3,4]	3,509,800
3,500,000	11.750% (3-Month U.S. Treasury Bill + 1,175.00 basis points), 7/8/2030[2,3,4]	3,512,600
	Matterhorn Re Ltd.
3,000,000	12.390% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,239.00 basis points), 2/4/2028[2,3,4]	2,963,700
2,000,000	12.560% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,256.00 basis points), 7/7/2028[2,3,4]	2,048,600
2,500,000	11.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,175.00 basis points), 2/16/2029[2,3,4]	2,478,250
2,500,000	15.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,500.00 basis points), 2/16/2029[2,3,4]	2,413,750
5,750,000	6.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 600.00 basis points), 7/6/2029[2,3,4]	5,741,375
	MMIFS Re Ltd.
3,250,000	2.900% Canadian Overnight Repo Rate Average, 1/10/2028	2,340,769
	Mona Lisa Re Ltd.
8,250,000	9.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 975.00 basis points), 6/25/2027[2,3]	8,511,525
16,250,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 1/8/2031[2,3,4]	16,472,625
	Montoya Re Ltd.
7,500,000	5.750% (MSILF Treasury Securities Portfolio Fund Yield + 517.00 basis points), 4/7/2028[2,3,4]	7,433,250
4,250,000	6.610% (MSILF Treasury Securities Portfolio Fund Yield + 652.00 basis points), 4/7/2028[2,3,4]	4,316,300
11,000,000	5.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 525.00 basis points), 4/9/2030[2,3,4]	11,103,400
9,500,000	5.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 575.00 basis points), 4/9/2030[2,3,4]	9,534,200
4,000,000	12.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 1,250.00 basis points), 4/9/2030[2,3,4]	3,852,800
	Mystic Re IV Ltd.
4,750,000	4.900% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 490.00 basis points), 1/10/2028[2,3]	4,742,400
3,500,000	3.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 325.00 basis points), 1/8/2029[2,3,4]	3,465,350
	Northshore Re II Ltd.
2,500,000	5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 4/7/2028[2,3,4]	2,524,000

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Ocelot Re Ltd.
11,000,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 2/26/2029[2,3,4]	$11,332,200
5,250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 2/26/2029[2,3,4]	5,351,325
	Phoenix 3 RE Pte Ltd.
1,000,000	0.000%, 1/4/2039[4]	1,206,700
	Ramble RE Ltd.
1,000,000	5.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 500.00 basis points), 6/29/2029[2,3,4]	1,008,000
	Riverfront Re Ltd.
1,500,000	5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 1/8/2029[2,3,4]	1,549,500
	Titania Re Ltd.
3,000,000	7.010% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 701.00 basis points), 11/26/2027[2,3,4]	3,027,000
	Wrigley Re Ltd.
1,000,000	6.230% (Federated Hermes US Treasury Cash Reserves Fund Yield + 623.00 basis points), 8/7/2026[2,3,4]	999,900
		237,762,519
	TOTAL GLOBAL
	(Cost $242,786,520)	243,509,619
	JAPAN — 1.1%
	EARTHQUAKE — 0.3%
	Nakama Re Pte Ltd.
2,500,000	2.100% (3-Month U.S. Treasury Bill + 210.00 basis points), 4/23/2030[2,3]	2,496,750
	MULTI-PERIL — 0.8%
	Sakura RE Ltd.
2,000,000	2.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 275.00 basis points), 4/5/2029[2,3]	2,021,200
	Tomoni Re Pte Ltd.
2,000,000	3.270% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 327.00 basis points), 4/5/2028[2,3]	2,022,200
3,000,000	4.050% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 405.00 basis points), 4/5/2028[2,3]	3,068,700
		7,112,100
	TOTAL JAPAN
	(Cost $9,521,443)	9,608,850
	UNITED STATES — 50.8%
	DEBT — 0.4%
	Everest Reinsurance Holdings, Inc.
5,998,000	3.500%, 10/15/2050[4]	3,902,593
	EARTHQUAKE — 2.2%
	Torrey Pines Re Ltd.

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
1,875,000	4.022% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 402.20 basis points), 6/7/2028[2,3,4]	$1,921,125
7,500,000	3.000% (1-Month U.S. Treasury Bill + 300.00 basis points), 6/7/2029[2,3,4]	7,538,250
	Ursa Re Ltd.
3,750,000	5.500% (Dreyfus Treasury Securities Cash Management Fund Yield + 550.00 basis points), 12/7/2026[2,3,4]	3,777,750
	Veraison Re Ltd.
1,250,000	3.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 350.00 basis points), 3/8/2028[2,3,4]	1,260,125
5,250,000	2.900% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 290.00 basis points), 3/8/2029[2,3,4]	5,302,500
	Wrigley Re Ltd.
250,000	6.700% (Federated Hermes US Treasury Cash Reserves Fund Yield + 670.00 basis points), 8/7/2026[2,3,4]	249,975
		20,049,725
	MULTI-PERIL — 20.4%
	3264 Re Ltd.
1,000,000	7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 6/8/2028[2,3,4]	1,012,500
	Alamo Re Ltd.
7,500,000	2.500% (1-Month U.S. Treasury Bill + 525.00 basis points), 6/7/2028[2,3]	7,528,500
250,000	7.250% (1-Month U.S. Treasury Bill + 725.00 basis points), 6/7/2029[2,3]	252,150
	Aquila Re I Ltd. Series 2024-1
4,750,000	5.390% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 539.00 basis points), 6/7/2027[2,3,4]	4,850,225
	Aquila Re I Ltd. Series 2026-1
3,250,000	3.500% (3-Month U.S. Treasury Bill + 350.00 basis points), 6/10/2030[2,3,4]	3,241,550
	Atela Re Ltd.
7,275,000	14.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,425.00 basis points), 5/9/2027[2,3]	7,640,205
	Commonwealth RE Ltd.
2,900,000	3.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 375.00 basis points), 7/10/2028[2,3,4]	2,933,350
	Finca RE Ltd.
3,000,000	5.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 525.00 basis points), 6/7/2028[2,3,4]	3,047,400
	Foundation Re IV Ltd.
9,750,000	6.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 625.00 basis points), 1/8/2027[2,3,4]	9,784,125
5,250,000	3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 1/7/2030[2,3,4]	5,345,025
	Four Lakes Re Ltd.
250,000	5.800% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 552.00 basis points), 1/7/2027[2,3,4]	253,925

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
6,500,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 505.00 basis points), 1/7/2028[2,3,4]	$6,547,450
3,150,000	3.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 325.00 basis points), 1/8/2029[2,3,4]	3,143,385
	Genesee Street Re Ltd.
6,500,000	3.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 337.60 basis points), 4/7/2028[2,3,4]	6,520,800
	High Point Re Ltd.
1,500,000	5.640% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 564.00 basis points), 1/6/2027[2,3,4]	1,500,000
	Locke Tavern Re Ltd.
6,000,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 4/9/2029[2,3,4]	5,956,200
	Long Point Re IV Ltd.
6,000,000	3.500% (1-Month U.S. Treasury Bill + 350.00 basis points), 6/3/2030[2,3,4]	5,988,000
	Mayflower Re Ltd.
4,500,000	3.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 350.00 basis points), 7/7/2028[2,3,4]	4,563,900
3,500,000	3.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 300.00 basis points), 7/6/2029[2,3,4]	3,510,500
	Merna Re Companywide Ltd.
7,170,000	7.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 700.00 basis points), 7/7/2028[2,3]	7,352,118
	Merna Re Enterprise Ltd.
3,500,000	7.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 775.00 basis points), 7/7/2028[2,3]	3,727,150
8,250,000	6.250% (3-Month U.S. Treasury Bill + 625.00 basis points), 7/9/2029[2,3]	8,573,400
	Merna Reinsurance II Ltd.
7,150,000	7.470% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 747.00 basis points), 7/7/2027[2,3]	7,378,800
4,250,000	8.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 849.00 basis points), 7/7/2027[2,3,4,5]	4,415,750
	Residential Reinsurance 2004 Ltd.
1,000,000	5.380% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 529.00 basis points), 12/6/2028[2,3]	1,019,000
	Residential Reinsurance 2022 Ltd.
875,000	7.590% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 713.00 basis points), 12/6/2026[2,3]	866,337
	Residential Reinsurance 2023 Ltd.
9,000,000	6.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 600.00 basis points), 12/6/2027[2,3]	9,358,200
	Residential Reinsurance 2025 Ltd.
7,250,000	5.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 575.00 basis points), 6/6/2029[2,3,4]	7,605,250
4,500,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 12/6/2029[2,3]	4,502,700

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Residential Reinsurance 2026 Ltd.
3,500,000	4.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 450.00 basis points), 6/6/2030[2,3]	$3,503,850
6,500,000	5.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 575.00 basis points), 6/6/2030[2,3]	6,485,700
	Sanders RE II Ltd.
500,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 4/7/2028[2,3]	506,550
6,500,000	4.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 425.00 basis points), 4/8/2030[2,3]	6,776,250
	Sanders Re III Ltd.
250,000	5.470% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 547.00 basis points), 4/7/2027[2,3]	252,375
3,125,000	6.270% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 599.00 basis points), 4/7/2027[2,3]	3,168,125
2,000,000	5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 4/8/2030[2,3]	2,006,400
	Sanders Re IV Ltd.
8,000,000	3.500% (HSBC US Treasury Money Market Fund Yield + 350.00 basis points), 4/8/2030[2,3]	8,003,200
4,250,000	3.500% (HSBC US Treasury Money Market Fund Yield + 350.00 basis points), 4/7/2031[2,3]	4,258,500
	Topanga Re Ltd.
8,000,000	4.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 475.00 basis points), 1/7/2030[2,3,4]	8,118,400
	Tranquil Re Ltd. 2026-1 - Arthur Re Ltd.
5,750,000	12.000% (T-BILL + 1,200.00 basis points), 7/7/2028[2,3]	5,816,125
	Yosemite Re Ltd.
1,000,000	7.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 725.00 basis points), 6/7/2028[2,3,4]	1,039,300
		188,352,670
	WINDSTORM — 27.8%
	1886 Re Ltd.
8,000,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 7/9/2029[2,3,4]	8,244,800
	3264 Re Ltd.
1,000,000	7.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 700.00 basis points), 7/8/2027[2,3,4]	1,024,000
	Abacab Re Ltd.
12,000,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 4/13/2029[2,3,4]	11,942,400
	Armor RE II Ltd.
4,000,000	10.200% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,020.00 basis points), 5/7/2027[2,3]	4,128,800
7,750,000	8.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 850.00 basis points), 1/7/2028[2,3]	8,125,875
	Bayou Re Ltd.

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
5,750,000	8.332% (Dreyfus Treasury Securities Cash Management Fund Yield + 833.20 basis points), 4/30/2027[2,3,4]	$5,906,400
5,000,000	7.000% (Dreyfus Treasury Securities Cash Management Fund Yield + 677.20 basis points), 5/8/2028[2,3]	5,025,000
	Blue Ridge Re Ltd.
11,500,000	5.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 525.00 basis points), 1/8/2027[2,3]	11,543,700
4,000,000	7.990% (Federated Hermes US Treasury Cash Reserves Fund Yield + 799.00 basis points), 1/8/2027[2,3]	4,050,000
8,000,000	3.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 350.00 basis points), 1/8/2029[2,3,4]	7,982,400
	Buttonwood RE Ltd.
5,000,000	5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 5/29/2029[2,3]	5,024,500
2,000,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 5/29/2029[2,3]	2,077,000
	Cape Lookout Re Ltd.
15,950,000	6.900% (Federated Hermes US Treasury Cash Reserves Fund Yield + 690.00 basis points), 3/13/2028[2,3,4]	16,750,690
	Charles River Re Ltd.
2,750,000	7.632% (Dreyfus Treasury Securities Cash Management Fund Yield + 763.20 basis points), 5/10/2027[2,3]	2,769,525
	Chartwell RE Ltd.
9,000,000	6.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 636.00 basis points), 6/7/2028[2,3,4]	9,328,500
2,000,000	0.500% (3-Month U.S. Treasury Bill + 425.00 basis points), 6/7/2029[2,3]	2,012,000
	Citrus Re Ltd.
5,750,000	6.250% (3-Month U.S. Treasury Bill + 625.00 basis points), 6/7/2029[2,3,4]	5,816,125
	Everglades Re II Ltd.
18,500,000	8.750% (Goldman Sachs Financial Square Treasury Solutions Fund Yield + 854.00 basis points), 5/19/2028[2,3,4]	18,808,950
4,000,000	5.500% (1-Month U.S. Treasury Bill + 550.00 basis points), 5/22/2029[2,3]	4,123,600
	First Coast Re IV Ltd.
1,250,000	6.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 650.00 basis points), 3/10/2028[2,3,4]	1,257,250
	Fish Pond Re Ltd.
3,250,000	4.020% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 402.00 basis points), 1/8/2027[2,3,4]	3,256,825
	Gateway Re Ltd.
3,557,000	9.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 950.00 basis points), 7/7/2027[2,3,4]	3,648,415
1,000,000	5.900% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 590.00 basis points), 7/8/2027[2,3,4]	1,018,600
4,750,000	4.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 425.00 basis points), 7/7/2028[2,3,4]	4,786,575

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
1,000,000	7.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 700.00 basis points), 7/7/2028[2,3,4]	$1,026,100
4,000,000	3.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 350.00 basis points), 7/6/2029[2,3,4]	3,994,400
750,000	4.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 425.00 basis points), 7/6/2029[2,3,4]	748,875
	Hestia Re Ltd.
3,750,000	6.750% (Dreyfus Treasury Securities Cash Management Fund Yield + 722.00 basis points), 3/13/2028[2,3,4]	3,850,125
3,250,000	5.750% (1-Month U.S. Treasury Bill + 575.00 basis points), 4/16/2029[2,3,4]	3,224,650
	Integrity RE III Ltd.
1,250,000	8.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 800.00 basis points), 6/6/2027[2,3]	1,261,375
1,000,000	8.090% (Federated Hermes US Treasury Cash Reserves Fund Yield + 809.00 basis points), 6/6/2028[2,3]	1,031,000
7,000,000	7.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 700.00 basis points), 6/7/2029[2,3]	6,971,300
1,250,000	11.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 1,100.00 basis points), 6/7/2029[2,3]	1,240,125
	Lower Ferry Re Ltd.
4,000,000	2.750% (MSILF Treasury Securities Portfolio Fund Yield + 275.00 basis points), 7/29/2029[2,3,4]	3,993,600
	Matterhorn Re Ltd.
4,250,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 12/7/2027[2,3,4]	4,250,425
	Meadows Ltd.
1,500,000	7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 12/7/2029[2,3,4]	1,470,750
2,250,000	11.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,150.00 basis points), 12/7/2029[2,3,4]	2,169,000
	Meritage RE Ltd.
4,000,000	5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 3/8/2029[2,3,4]	4,037,200
	Merna Reinsurance II Ltd.
250,000	8.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 875.00 basis points), 7/7/2027[2,3]	256,325
750,000	8.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 875.00 basis points), 7/7/2028[2,3]	790,800
	Nature Coast Re Ltd.
4,150,000	10.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,000.00 basis points), 12/7/2026[2,3,4]	4,070,735
2,500,000	8.000% (3-Month U.S. Treasury Bill + 800.00 basis points), 2/26/2030[2,3]	2,510,000
	Palm RE Ltd.
9,450,000	5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 6/7/2029[2,3,4]	9,733,500

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
	Purple Re Ltd.
1,500,000	7.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 725.00 basis points), 6/7/2028[2,3,4]	$1,562,250
	Recoletos Re DAC
10,950,000	5.580% (3-Month U.S. Treasury Bill + 558.00 basis points), 1/7/2028[2,3,4]	10,989,420
3,750,000	4.250% (3-Month U.S. Treasury Bill + 425.00 basis points), 7/6/2029[2,3,4]	3,740,625
	Sabine Re Ltd.
2,500,000	8.250% (Dreyfus Treasury Securities Cash Management Fund Yield + 852.00 basis points), 4/7/2027[2,3,4]	2,516,000
4,250,000	5.500% (1-Month U.S. Treasury Bill + 550.00 basis points), 4/8/2030[2,3,4]	4,223,225
	Solis RE Ltd.
2,000,000	3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 7/7/2028[2,3,4]	2,017,200
	Tremont Re Ltd.
4,500,000	4.000% (1-Month U.S. Treasury Bill + 400.00 basis points), 3/22/2029[2,3,4]	4,473,450
	Windrose Re Ltd.
3,000,000	8.000% (3-Month U.S. Treasury Bill + 800.00 basis points), 2/13/2029[2,3,4]	2,979,300
3,000,000	12.250% (3-Month U.S. Treasury Bill + 1,225.00 basis points), 2/13/2029[2,3,4]	2,966,400
	Winston Re Ltd.
3,000,000	10.210% (Dreyfus Treasury Securities Cash Management Fund Yield + 1,021.00 basis points), 2/26/2027[2,3,4]	3,057,600
4,750,000	7.130% (Dreyfus Treasury Securities Cash Management Fund Yield + 713.00 basis points), 2/21/2028[2,3,4]	4,971,825
3,500,000	4.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 475.00 basis points), 5/4/2029[2,3,4]	3,496,500
4,000,000	6.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 600.00 basis points), 5/4/2029[2,3,4]	4,201,200
		256,477,210
	TOTAL UNITED STATES
	(Cost $466,397,872)	468,782,198
	TOTAL EVENT LINKED BONDS
	(Cost $767,923,970)	771,756,335
	PREFERRED NOTES — 12.7%
	GLOBAL — 7.1%
	MULTI-PERIL — 7.1%
	Consulate Re 2026-10
10,000,000	3.033%, 12/31/2026[6,7]	9,682,000
	Consulate Re 2026-15
5,000,000	3.033%, 3/31/2027[6,7]	4,380,000
	Consulate Re 2026-28
9,780,000	0.000%, 12/31/2026*,6,7	9,262,638
	Consulate Re 2026-29
4,000,000	3.033%, 12/31/2026[6,7]	3,537,600
	Consulate Re 2026-31
10,000,000	3.033%, 12/31/2026[6,7]	9,402,000

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Consulate Re 2026-32
2,083,333	3.033%, 12/31/2026[6,7]	$1,873,125
	Consulate Re 2026-38
10,000,000	3.033%, 2/28/2027[6,7]	9,633,000
	Consulate Re 2026-3A
10,000,000	3.033%, 12/31/2026[6,7]	9,387,000
	Consulate Re 2026-9A
10,000,000	3.033%, 12/31/2026[6,7]	8,868,000
	TOTAL GLOBAL
	(Cost $66,025,324)	66,025,363
	UNITED STATES — 5.6%
	MULTI-PERIL — 1.2%
	Consulate Re 2026-12
6,000,000	3.033%, 12/31/2026[6,7]	5,527,200
	Consulate Re 2026-13
6,000,000	3.033%, 12/31/2026[6,7]	5,120,400
		10,647,600
	WINDSTORM — 4.4%
	Consulate Re 2026-37
7,500,000	3.033%, 12/15/2026[6,7]	6,678,750
	Consulate Re 2026-39
10,000,000	3.033%, 12/15/2026[6,7]	8,938,000
	Consulate Re 2026-41
7,500,000	3.033%, 12/15/2026[6,7]	6,696,000
	Consulate Re 2026-46
10,000,000	3.033%, 12/15/2026[6,7]	9,312,000
	Consulate Re 2026-47
5,000,000	3.000%, 12/15/2026[6,7]	4,647,500
	Consulate Re 2026-54
5,000,000	0.000%, 7/13/2027*,6,7	4,512,000
		40,784,250
	TOTAL UNITED STATES
	(Cost $51,431,269)	51,431,850
	TOTAL PREFERRED NOTES
	(Cost $117,456,593)	117,457,213

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.3%
21,617,115	Fidelity Investments Money Market Government Portfolio - Class I 3.51%[8]	$21,617,115
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,617,115)	21,617,115
	TOTAL INVESTMENTS — 98.7%
	(Cost $906,997,678)	910,830,663
	Other Assets in Excess of Liabilities — 1.3%	11,785,892
	TOTAL NET ASSETS — 100.0%	$922,616,555

SOFR – Secured Overnight Financing Rate

US – United States

*	Non-income producing security.
[1]	Local currency.
[2]	Floating rate security. Reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $744,648,639, which represents 80.7% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $12,426,000, which represents 1.4% of total net assets of the Fund.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Restricted securities, representing 12.7% of Total Net Assets. The total value of these securities is $117,457,213.
[8]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2026	Unrealized Appreciation/ (Depreciation)
Euro	UMB Bank NA	EUR per USD	11/09/2026	(1,540,000)	(1,790,712)	(1,783,191)	7,521
Canadian Dollar	UMB Bank NA	CAD per USD	9/4/2026	(3,250,000)	(2,376,600)	(2,322,015)	54,585
Euro	UMB Bank NA	EUR per USD	9/9/2026	(1,620,000)	(1,924,884)	(1,871,145)	53,739
Euro	UMB Bank NA	EUR per USD	11/24/2026	(3,450,000)	(4,015,110)	(3,997,273)	17,837
Euro	UMB Bank NA	EUR per USD	3/2/2027	(2,040,000)	(2,427,396)	(2,372,448)	54,948
Euro	UMB Bank NA	EUR per USD	6/22/2027	(3,500,000)	(4,046,350)	(4,088,615)	(42,265)
Euro	UMB Bank NA	EUR per USD	9/11/2026	(2,820,000)	(3,352,980)	(3,257,446)	95,534
Euro	UMB Bank NA	EUR per USD	3/10/2027	(2,035,000)	(2,378,304)	(2,367,388)	10,916
Euro	UMB Bank NA	EUR per USD	5/26/2027	(2,500,000)	(2,929,250)	(2,917,288)	11,962
Euro	UMB Bank NA	EUR per USD	1/20/2027	(5,068,000)	(5,942,230)	(5,885,713)	56,517
Euro	UMB Bank NA	EUR per USD	1/20/2027	(2,250,000)	(2,612,250)	(2,613,034)	(784)
Euro	UMB Bank NA	EUR per USD	10/13/2026	(3,150,000)	(3,701,880)	(3,643,261)	58,619
Euro	UMB Bank NA	EUR per USD	11/02/2026	(2,000,000)	(2,343,200)	(2,315,168)	28,032
Euro	UMB Bank NA	EUR per USD	1/28/2027	(3,348,000)	(3,884,015)	(3,888,495)	(4,480)
Euro	UMB Bank NA	EUR per USD	11/04/2026	(6,250,000)	(7,286,875)	(7,235,494)	51,381
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(51,012,036)	$(50,557,974)	$454,062

EUR – Euro

CAD – Canadian Dollar

See accompanying Notes to Financial Statements.